Property and equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 48,670	$ 46,263
Less: Accumulated depreciation	(28,357)	(31,125)
Less: Impairment	(4)	(10)
Sub-total	20,309	15,128
Construction in progress	18,461	6,775
Total	38,770	21,903
Servers and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	39,130	39,870
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,762	1,889
Furniture, fittings and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	806	838
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	406	476
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 6,566	$ 3,190